LEASES - Disclosure of other information related to lease term and discount rate (Detail)	Dec. 31, 2019
Lessee Operating Lease Other Information Related To Lease Term And Discount Rate [Abstract]
Weighted average remaining lease term Operating leases	35 years 10 months 24 days
Weighted average discount rate Operating leases	7.01%